Schedule of Investments (unaudited)	iShares® MSCI Mexico ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.0%
Controladora Vuela Cia. de Aviacion SAB de CV,
Class A(a)	5,226,305	$7,814,170

Auto Components — 0.6%
Nemak SAB de CV(a)(b)	16,561,889	4,518,459

Banks — 12.3%
Banco del Bajio SA(b)(c)	4,401,760	7,396,312
Grupo Financiero Banorte SAB de CV, Class O	11,101,761	66,338,749
Grupo Financiero Inbursa SAB de CV, Class O(a)	12,498,666	12,060,040
Regional SAB de CV	1,415,800	6,716,342
		92,511,443
Beverages — 11.5%
Arca Continental SAB de CV	2,394,729	14,604,580
Becle SAB de CV	3,366,730	7,710,860
Coca-Cola Femsa SAB de CV	1,137,778	5,587,940
Fomento Economico Mexicano SAB de CV	8,300,010	59,010,681
		86,914,061
Building Products — 0.4%
Grupo Rotoplas SAB de CV	2,322,671	2,883,503

Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	3,109,887	5,244,422

Chemicals — 1.8%
Orbia Advance Corp. SAB de CV	5,716,842	13,314,636

Construction Materials — 5.6%
Cemex SAB de CV, NVS(a)(c)	56,702,429	35,170,447
GCC SAB de CV	1,050,100	7,321,928
		42,492,375
Consumer Finance — 0.5%
Gentera SAB de CV(a)	8,248,577	4,189,204

Diversified Telecommunication Services — 1.3%
Axtel SAB de CV, CPO(a)	12,525,557	2,412,524
Telesites SAB de CV(c)	8,332,146	7,375,266
		9,787,790
Equity Real Estate Investment Trusts (REITs) — 5.0%
Concentradora Fibra Danhos SA de CV	3,121,054	3,154,168
Fibra Uno Administracion SA de CV	16,864,500	15,494,026
Macquarie Mexico Real Estate Management SA de CV(b)	5,216,000	6,013,269
PLA Administradora Industrial S. de RL de CV	5,078,404	6,089,111
Prologis Property Mexico SA de CV	3,057,302	6,876,701
		37,627,275
Food & Staples Retailing — 10.6%
Grupo Comercial Chedraui SA de CV	1,900,700	3,414,479
La Comer SAB de CV(c)	3,266,971	5,235,076
Wal-Mart de Mexico SAB de CV	22,593,333	70,996,329
		79,645,884
Food Products — 5.1%
Gruma SAB de CV, Class B	1,165,470	14,126,959
Grupo Bimbo SAB de CV, Series A(c)	8,040,004	21,080,052
Grupo Herdez SAB de CV	1,835,824	3,218,311
		38,425,322
Hotels, Restaurants & Leisure — 0.8%
Alsea SAB de CV(a)	3,491,366	5,974,034

Security	Shares	Value

Household Products — 1.7%
Kimberly-Clark de Mexico SAB de CV, Class A	8,400,754	$13,191,250

Industrial Conglomerates — 2.0%
Alfa SAB de CV, Class A	9,543,600	6,823,056
Grupo Carso SAB de CV, Series A1	2,720,120	7,912,039
		14,735,095
Insurance — 0.7%
Qualitas Controladora SAB de CV	1,205,020	5,261,794
Media — 3.7%
Grupo Televisa SAB, CPO(c)	12,184,847	22,508,653
Megacable Holdings SAB de CV, CPO	1,992,000	5,521,953
		28,030,606
Metals & Mining — 6.1%
Grupo Mexico SAB de CV, Series B	8,556,486	35,802,165
Industrias Penoles SAB de CV	809,418	9,923,652
		45,725,817
Pharmaceuticals — 0.6%
Genomma Lab Internacional SAB de CV, Class B(a)	5,801,113	4,856,242

Real Estate Management & Development — 1.0%
Corp Inmobiliaria Vesta SAB de CV	4,236,349	7,238,887

Road & Rail — 0.5%
Grupo Traxion SAB de CV(a)(b)	2,422,400	3,687,403

Transportation Infrastructure — 8.0%
Grupo Aeroportuario del Centro Norte SAB de CV(a)	1,666,105	9,459,327
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,877,349	21,685,931
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,077,220	19,734,841
Promotora y Operadora de Infraestructura SAB de CV	1,340,200	9,215,926
		60,096,025
Wireless Telecommunication Services — 17.9%
America Movil SAB de CV, Series L, NVS	153,710,018	134,839,008
Total Common Stocks — 99.4%
(Cost: $1,029,997,993)		749,004,705

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.06%(d)(e)(f)	2,286,047	2,286,961
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(d)(e)	400,000	400,000
		2,686,961
Total Short-Term Investments — 0.4%
(Cost: $2,686,056)		2,686,961

Total Investments in Securities — 99.8%
(Cost: $1,032,684,049)		751,691,666

Other Assets, Less Liabilities — 0.2%		1,409,378
Net Assets — 100.0%		$753,101,044

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
November 30, 2021

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,378,609	$—		$(3,091,363)	(a)	$(157)	$(128)	$2,286,961	2,286,047	$8,926	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	220,000	(a)	—		—	—	400,000	400,000	4		—
						$(157)	$(128)	$2,686,961		$8,930		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Mexican BOLSA Index	134	12/17/21	$3,099	$(79,422)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$749,004,705	$—	$—	$749,004,705
Money Market Funds	2,686,961	—	—	2,686,961
	$751,691,666	$—	$—	$751,691,666
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(79,422)	$—	$—	$(79,422)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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